INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014 Number		Mar. 31, 2013 Number
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	23		37
Sale of Underlying Operating Partnership	15		9
Partnership Proceeds from Disposition	$ 10,499,552	[1]	$ 8,740,321	[2]
Gain on Disposition	9,882,625		9,359,210
Series Twenty [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	3		1
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	722,000	[1]	6,402	[2]
Gain on Disposition	722,000		6,402
Series Twenty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		1
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	79,000	[1]	0	[2]
Gain on Disposition	79,000		0
Series Twenty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	2		8
Sale of Underlying Operating Partnership	0		2
Partnership Proceeds from Disposition	0	[1]	318,670	[2]
Gain on Disposition	0		318,670
Series Twenty Three [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred			4
Sale of Underlying Operating Partnership			0
Partnership Proceeds from Disposition	0		82,930	[2]
Gain on Disposition	0		82,930
Series Twenty Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	3		3
Sale of Underlying Operating Partnership	3		2
Partnership Proceeds from Disposition	1,630,062	[1]	1,793,701	[2]
Gain on Disposition	1,630,062		1,793,701
Series Twenty Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		2
Sale of Underlying Operating Partnership	0		2
Partnership Proceeds from Disposition	618,889	[1]	2,477,731	[2]
Gain on Disposition	0		3,096,620
Series Twenty Six [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		7
Sale of Underlying Operating Partnership	6		1
Partnership Proceeds from Disposition	2,801,657	[1]	2,007,273	[2]
Gain on Disposition	2,801,657		2,007,273
Series Twenty Seven [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	2		1
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition	2,508,394	[1]	582,228	[2]
Gain on Disposition	2,508,394		582,228
Series Twenty Eight [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		4
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	939,495	[1]	53,550	[2]
Gain on Disposition	939,495		53,550
Series Twenty Nine [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	2
Sale of Underlying Operating Partnership	2
Partnership Proceeds from Disposition	342,694	[1]	0
Gain on Disposition	344,656		0
Series Thirty [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred			1
Sale of Underlying Operating Partnership			0
Partnership Proceeds from Disposition	0		72,943	[2]
Gain on Disposition	0		72,943
Series Thirty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	3		1
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	624,556	[1]	48,230	[2]
Gain on Disposition	624,556		48,230
Series Thirty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	3,428	[1]	1,449	[2]
Gain on Disposition	3,428		1,449
Series Thirty Three [Member]
Dispositions By Series [Line Items]
Partnership Proceeds from Disposition	0		0
Series Thirty Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		1
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	176,333	[1]	0	[2]
Gain on Disposition	176,333		0
Series Thirty Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred			1
Sale of Underlying Operating Partnership			0
Partnership Proceeds from Disposition	0		52,500	[2]
Gain on Disposition	0		52,500
Series Thirty Six [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred			1
Sale of Underlying Operating Partnership			1
Partnership Proceeds from Disposition	0		1,242,272	[2]
Gain on Disposition	0		1,242,272
Series Forty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1
Sale of Underlying Operating Partnership	0
Partnership Proceeds from Disposition	52,000	[1]	0
Gain on Disposition	52,000		0
Series Fourty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred			1
Sale of Underlying Operating Partnership			0
Partnership Proceeds from Disposition			0	[2]
Gain on Disposition			0
Series Forty Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	0
Sale of Underlying Operating Partnership	2
Partnership Proceeds from Disposition	0	[1]	0
Gain on Disposition	0
Series Forty Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	1		0
Partnership Proceeds from Disposition	1,044	[1]	442	[2]
Gain on Disposition	$ 1,044		$ 442

[1]	Fund proceeds from disposition include $618,889 recorded as a receivable as of March 31, 2013, for Series 25. Proceeds from disposition does not include $1,962 which was due to a writeoff of capital contribution payable for Series 29.
[2]	Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.